Description of the Business and Summary of Significant Accounting Policies - Summary of Asset Acquisition Cost (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 22, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Asset Acquisition [Line Items]
Acquired in-process research and development		$ (298)	$ 0	$ 130,188	$ 0
Cash acquired				$ 3,035	$ 0
Cost to acquire asset	$ 113,200
Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Consideration transferred in Series A Preferred Stock and common stock	109,979
Transaction costs incurred by Aeglea	3,197
Acquired in-process research and development	130,188
Cash acquired	3,035
Accrued liabilities	(20,047)
Cost to acquire asset	$ 113,176